Provisions for Risks and Charges	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Provisions for Risks and Charges
36.	Provisions for risks and charges
The provisions for risks and charges, which amount to Euro 58,648 thousand in 2021 (Euro 48,281 thousand in 2020), represent management’s best estimate of the amount of potential liabilities. In the Directors’ opinion, based on the information available to them, the total amount allocated for risks and charges at the reporting date is adequate in respect of the liabilities that could arise from the underlying circumstances.
The following tables show the movement of the provision for risks and charges in 2021 and 2020:

(Euro thousands)	Legal and fiscal risks	Leased store restoration	Refund liability returns	Other provision	Total provisions
At January 1, 2020	17,256	14,064	6,744	6,759	44,823
Of which current	—	—	6,744	3,852	10,596
Of which non-current	17,256	14,064	—	2,907	34,227
Provisions	902	2,396	2,044	8,122	13,464
Releases	(1,752)	—	(2,062)	(1,559)	(5,373)
Utilizations	(30)	(2,581)	(694)	(1,328)	(4,633)

At December 31, 2020	16,376	13,879	6,032	11,994	48,281
Of which current	—	—	6,032	2,293	8,325
Of which non-current	16,376	13,879	—	9,701	39,956
Provisions	12,521	979	491	2,594	16,585
Releases	(264)	(630)	—	(1,365)	(2,259)
Utilizations	(1,168)	—	(351)	(3,979)	(5,498)
Exchange differences	1,191	(110)	178	—	1,259
Reclassifications and other	—	175	3,699	(3,594)	280

At December 31, 2021	28,656	14,293	10,049	5,650	58,648
Of which current	—	2,288	10,049	1,756	14,093
Of which non-current	28,656	12,005	—	3,894	44,555
The provision for fiscal and legal risks includes provisions for various litigated matters that have occurred in the ordinary course of business.
On February 17, 2022, an unfavorable judgment was handed down against the Group in respect of a legal claim related to a lease agreement in the US, resulting in the recognition of an additional provision of Euro 12,192 thousand. At December 31, 2021 the total provision for the legal claim amounted to Euro 28,254 thousand (USD 32,000 thousand),
reflecting management’s best estimate of the obligation based on the current facts and circumstances, including the unfavorable judgment handed down on February 17, 2022. The Group is intending to appeal
the decision and no payments have yet been made to the claimant pending outcome of the appeal.
The Group is a defendant in various other legal and fiscal lawsuits arising in the ordinary course of business. It is the opinion of the management of the Company that it has meritorious defenses against all such outstanding claims, which the Company will vigorously pursue, and that the outcome of such claims, individually or in the aggregate, will not have a material adverse effect on the Group’s consolidated financial position or results of operations, except as otherwise described above.